UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth and Income Fund, Inc.

Portfolio of Investments

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 24.4%
Banks - 9.1%
JPMorgan Chase & Co.	2,043,750	$121,603,125
Wells Fargo & Co.	2,306,360	115,848,463

		237,451,588

Capital Markets - 2.9%
Goldman Sachs Group, Inc. (The)	272,260	43,986,325
Virtu Financial, Inc.-Class A	1,360,387	30,880,785

		74,867,110

Consumer Finance - 2.2%
Capital One Financial Corp.	881,300	57,830,906

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc.-Class B (a)	383,450	49,760,307

Insurance - 8.3%
Allstate Corp. (The)	1,191,400	72,198,840
Chubb Ltd.	908,790	102,756,885
Hartford Financial Services Group, Inc. (The)	487,970	19,606,635
Validus Holdings Ltd.	538,844	23,838,458

		218,400,818

		638,310,729

Health Care - 18.9%
Biotechnology - 5.7%
Biogen, Inc. (a)	268,950	73,439,487
Gilead Sciences, Inc.	925,140	76,786,620

		150,226,107

Health Care Equipment & Supplies - 1.6%
Medtronic PLC	252,240	19,150,061
Stryker Corp.	230,280	22,832,262

		41,982,323

Health Care Providers & Services - 6.4%
Aetna, Inc.	321,620	32,753,781
Cigna Corp.	363,530	48,567,608
Express Scripts Holding Co. (a)	186,090	13,374,288
UnitedHealth Group, Inc.	625,530	72,036,035

		166,731,712

Pharmaceuticals - 5.2%
Pfizer, Inc.	3,766,880	114,852,171
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	357,410	21,973,567

		136,825,738

		495,765,880

Information Technology - 14.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,536,120	60,334,295

Company	Shares	U.S. $ Value
IT Services - 0.9%
Vantiv, Inc.-Class A (a)	504,868	23,754,039

Semiconductors & Semiconductor Equipment - 5.7%
Intel Corp.	2,029,750	62,962,845
NVIDIA Corp.	1,505,940	44,108,982
Xilinx, Inc.	845,080	42,482,172

		149,553,999

Software - 4.0%
Activision Blizzard, Inc.	1,203,349	41,900,612
Check Point Software Technologies Ltd. (a)(b)	232,102	18,291,959
Microsoft Corp.	809,700	44,606,373

		104,798,944

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	508,027	49,451,348

		387,892,625

Consumer Discretionary - 12.1%
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	313,150	20,323,435

Internet & Catalog Retail - 2.4%
Liberty Interactive Corp. QVC Group-Class A (a)	2,413,913	62,906,573

Media - 6.9%
Comcast Corp.-Class A	1,249,700	69,620,787
Interpublic Group of Cos., Inc. (The)	2,788,690	62,578,203
Time Warner, Inc.	704,250	49,607,370

		181,806,360

Specialty Retail - 1.3%
Best Buy Co., Inc. (b)	830,880	23,206,479
Lowe’s Cos., Inc.	139,770	10,015,918

		33,222,397

Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	165,880	18,661,500

		316,920,265

Industrials - 11.9%
Aerospace & Defense - 6.0%
Boeing Co. (The)	170,450	20,476,159
General Dynamics Corp.	534,730	71,530,832
Honeywell International, Inc.	157,900	16,295,280
Raytheon Co.	383,560	49,187,734

		157,490,005

Airlines - 0.7%
Delta Air Lines, Inc.	377,850	16,734,977

Construction & Engineering - 2.4%
Fluor Corp.	851,700	38,232,813
Jacobs Engineering Group, Inc. (a)	613,740	24,077,020

		62,309,833

Company	Shares	U.S. $ Value
Electrical Equipment - 0.6%
EnerSys	325,340	15,756,216

Machinery - 2.2%
Dover Corp.	324,600	18,972,870
ITT Corp.	564,210	18,308,615
Parker-Hannifin Corp.	94,370	9,168,989
Snap-on, Inc.	73,788	11,921,189

		58,371,663

		310,662,694

Energy - 9.0%
Energy Equipment & Services - 4.7%
Cameron International Corp. (a)	391,110	25,680,282
Dril-Quip, Inc. (a)	425,390	24,944,870
FMC Technologies, Inc. (a)	377,090	9,483,813
National Oilwell Varco, Inc. (b)	763,150	24,832,901
Oceaneering International, Inc.	101,370	3,431,374
Oil States International, Inc. (a)	675,086	19,057,678
Schlumberger Ltd.	212,480	15,355,930

		122,786,848

Oil, Gas & Consumable Fuels - 4.3%
Exxon Mobil Corp.	791,710	61,634,624
Valero Energy Corp.	741,760	50,343,251

		111,977,875

		234,764,723

Consumer Staples - 4.4%
Beverages - 0.8%
PepsiCo, Inc.	218,810	21,727,833

Food & Staples Retailing - 3.6%
CVS Health Corp.	849,214	82,025,580
Wal-Mart Stores, Inc.	181,888	12,070,088

		94,095,668

		115,823,501

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,008,510	50,395,245

Materials - 1.7%
Chemicals - 1.0%
LyondellBasell Industries NV-Class A	197,360	15,388,159
Mosaic Co. (The)	375,440	9,048,104

		24,436,263

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	333,690	19,000,309

		43,436,572

Total Common Stocks (cost $2,403,400,671)		2,593,972,234

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (c)(d) (cost $33,533,778)	33,533,778	33,533,778

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $2,436,934,449)		2,627,506,012

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Investment Companies - 1.6%
AB Exchange Reserves-Class I, 0.34% (c)(d) (cost $41,323,580)	41,323,580	41,323,580

Total Investments - 102.0% (cost $2,478,258,029) (e)		2,668,829,592
Other assets less liabilities - (2.0)%		(51,538,842)

Net Assets - 100.0%		$2,617,290,750

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $287,878,316 and gross unrealized depreciation of investments was $(97,306,753), resulting in net unrealized appreciation of $190,571,563.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Growth and Income Fund

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,593,972,234		$	– 0	–	$	– 0	–	$2,593,972,234
Short-Term Investments	33,533,778			– 0	–		– 0	–	33,533,778
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	41,323,580			– 0	–		– 0	–	41,323,580

Total Investments in Securities	2,668,829,592			– 0	–		– 0	–	2,668,829,592
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,668,829,592		$	– 0	–	$	– 0	–	$2,668,829,592

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 23, 2016